Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2040 Portfolio℠
September 30, 2024
VF-2040-NPRT3-1124
1.903283.115
Bond Funds - 13.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	825,300	7,741,318
Fidelity International Bond Index Fund (a)	450,729	4,236,854
Fidelity Long-Term Treasury Bond Index Fund (a)	2,384,145	24,175,229
VIP High Income Portfolio - Initial Class (a)	196,332	977,736
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,050,205	10,407,535
TOTAL BOND FUNDS (Cost $48,528,339)		47,538,672

Domestic Equity Funds - 47.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	477,885	30,015,953
VIP Equity-Income Portfolio - Initial Class (a)	827,987	24,251,730
VIP Growth & Income Portfolio - Initial Class (a)	1,026,414	33,399,526
VIP Growth Portfolio - Initial Class (a)	424,447	49,736,672
VIP Mid Cap Portfolio - Initial Class (a)	181,038	7,647,062
VIP Value Portfolio - Initial Class (a)	806,703	16,956,897
VIP Value Strategies Portfolio - Initial Class (a)	462,879	8,391,988
TOTAL DOMESTIC EQUITY FUNDS (Cost $114,933,482)		170,399,828

International Equity Funds - 39.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,790,925	47,917,298
VIP Overseas Portfolio - Initial Class (a)	3,245,474	95,903,771
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $115,464,010)		143,821,069

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $278,925,831)	361,759,569
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29,180)
NET ASSETS - 100.0%	361,730,389

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	6,013,100	2,537,005	1,083,875	82,285	4,326	270,762	7,741,318
Fidelity International Bond Index Fund	3,956,871	2,064,231	1,875,333	51,386	(76,915)	168,000	4,236,854
Fidelity Long-Term Treasury Bond Index Fund	17,177,919	11,747,232	5,143,757	548,738	(267,247)	661,082	24,175,229
VIP Contrafund Portfolio - Initial Class	22,520,261	6,291,896	5,252,753	88,249	201,565	6,254,984	30,015,953
VIP Emerging Markets Portfolio - Initial Class	34,971,639	12,933,776	7,551,496	30,077	363,155	7,200,224	47,917,298
VIP Equity-Income Portfolio - Initial Class	18,261,110	6,324,937	3,869,238	100,844	94,245	3,440,676	24,251,730
VIP Government Money Market Portfolio - Initial Class	-	611,610	611,610	2,636	-	-	-
VIP Growth & Income Portfolio - Initial Class	25,102,332	7,310,047	4,333,754	164,830	22,095	5,298,806	33,399,526
VIP Growth Portfolio - Initial Class	37,296,237	10,741,491	7,950,671	546,082	207,642	9,441,973	49,736,672
VIP High Income Portfolio - Initial Class	760,059	252,931	105,205	325	1,015	68,936	977,736
VIP Investment Grade Bond II Portfolio - Initial Class	16,097,687	7,667,116	13,679,148	8,230	(272,686)	594,566	10,407,535
VIP Mid Cap Portfolio - Initial Class	5,716,239	2,032,312	1,110,707	105,628	28,733	980,485	7,647,062
VIP Overseas Portfolio - Initial Class	74,035,343	21,723,558	11,111,432	281,107	229,870	11,026,432	95,903,771
VIP Value Portfolio - Initial Class	12,737,446	5,107,306	2,419,124	271,607	31,967	1,499,302	16,956,897
VIP Value Strategies Portfolio - Initial Class	6,303,467	2,592,584	1,243,791	88,121	32,889	706,839	8,391,988
	280,949,710	99,938,032	67,341,894	2,370,145	600,654	47,613,067	361,759,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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